Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2022	2021

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$571,665	$573,276
Furniture, equipment and vehicles	1	-	20	years	307,990	302,847
Land					108,622	113,118
Less: accumulated depreciation					(556,665)	(542,159)
Bank premises and equipment, net					$431,612	$447,082